INCOME TAXES - DOLLAR THRIFTY (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Mar. 31, 2011 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc DTG Canada
Income taxes
Tax refund received											$ 50,000,000	$ 8,800,000
Estimated federal tax payments				43,000,000	37,700,000	71,661,000	49,557,000	50,688,000				29,000,000
Effective tax rate (as a percent)	42.40%	41.20%	64.30%	49.80%		45.20%	38.50%	103.10%	37.60%	37.10%		38.10%	39.10%	38.90%	40.70%	44.40%
Income tax expense for the utilization of prior NOL carryforward	95,800,000	70,700,000		155,300,000	94,900,000	227,073,000	143,846,000	33,322,000	33,469,000	39,265,000		89,516,000	80,594,000	101,692,000	90,202,000	35,986,000	0
Amount of benefit previously recognized due to valuation allowance related to prior period NOL carryforwards																	$ 0